Accounts Receivable - Additional Information (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Allowance for doubtful accounts	$ 41,350	$ 39,917	$ 6,579